CONDENSED STATEMENTS OF STOCKHOLDERS' (DEFICIT)/EQUITY (Unaudited) - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Deficit
Balance at Dec. 31, 2020	$ (6,758)	$ 1	$ 24,649		$ (31,408)
Balance, Shares at Dec. 31, 2020		11,146,510
Net loss	(40,335)				(40,335)
Forfeiture of restricted stock, Shares		(52,263)
Issuance of common stock in connection with business combination, net of issuance costs	83,126	$ 1	83,125
Issuance of common stock in connection with business combination, net of issuance costs (in shares)		12,505,471
Issuance of common stock under equity incentive plans	1		1
Issuance of common stock under equity incentive plans (in shares)		3,000
Share based compensation	686		686
Balance at Dec. 31, 2021	36,720	$ 2	108,461	$ (71,743)	(71,743)
Balance, Shares at Dec. 31, 2021		23,602,718
Net loss	(9,662)			(9,662)
Issuance of common stock under equity incentive plans	1		1
Issuance of common stock under equity incentive plans (in shares)		5,882
Share based compensation	366		366
Balance at Mar. 31, 2022	27,425	$ 2	108,828	(81,405)
Balance, Shares at Mar. 31, 2022		23,608,600
Balance at Dec. 31, 2021	36,720	$ 2	108,461	(71,743)	(71,743)
Balance, Shares at Dec. 31, 2021		23,602,718
Net loss	(30,995)
Balance at Sep. 30, 2022	7,252	$ 2	109,988	(102,738)
Balance, Shares at Sep. 30, 2022		23,744,063
Balance at Dec. 31, 2021	36,720	$ 2	108,461	(71,743)	(71,743)
Balance, Shares at Dec. 31, 2021		23,602,718
Net loss	(39,760)				(39,760)
Issuance of common stock under equity incentive plans	284		284
Issuance of common stock under equity incentive plans (in shares)		248,304
Share based compensation	1,857		1,857
Balance at Dec. 31, 2022	(899)	$ 2	110,602	(111,503)	(111,503)
Balance, Shares at Dec. 31, 2022		23,851,022
Balance at Mar. 31, 2022	27,425	$ 2	108,828	(81,405)
Balance, Shares at Mar. 31, 2022		23,608,600
Net loss	(9,928)			(9,928)
Issuance of common stock under equity incentive plans	145		145
Issuance of common stock under equity incentive plans (in shares)		124,370
Share based compensation	412		412
Balance at Jun. 30, 2022	18,054	$ 2	109,385	(91,333)
Balance, Shares at Jun. 30, 2022		23,732,970
Net loss	(11,405)			(11,405)
Issuance of common stock, net of issuance costs	6		6
Issuance of common stock, net of issuance costs (in shares)		11,093
Share based compensation	597		597
Balance at Sep. 30, 2022	7,252	$ 2	109,988	(102,738)
Balance, Shares at Sep. 30, 2022		23,744,063
Balance at Dec. 31, 2022	(899)	$ 2	110,602	(111,503)	(111,503)
Balance, Shares at Dec. 31, 2022		23,851,022
Net loss	(9,357)			(9,357)
Issuance of common stock under equity incentive plans (in shares)		1,250
Share based compensation	423		423
Balance at Mar. 31, 2023	(9,833)	$ 2	111,025	(120,860)
Balance, Shares at Mar. 31, 2023		23,852,272
Balance at Dec. 31, 2022	(899)	$ 2	110,602	(111,503)	$ (111,503)
Balance, Shares at Dec. 31, 2022		23,851,022
Net loss	(22,808)
Balance at Sep. 30, 2023	(9,937)	$ 4	124,370	(134,311)
Balance, Shares at Sep. 30, 2023		40,577,987
Balance at Mar. 31, 2023	(9,833)	$ 2	111,025	(120,860)
Balance, Shares at Mar. 31, 2023		23,852,272
Net loss	(7,589)			(7,589)
Issuance of common stock, net of issuance costs	6,100	$ 1	6,099
Issuance of common stock, net of issuance costs (in shares)		7,878,786
Issuance of common stock under equity incentive plans	41		41
Issuance of common stock under equity incentive plans (in shares)		66,043
Share based compensation	493		493
Balance at Jun. 30, 2023	(10,788)	$ 3	117,658	(128,449)
Balance, Shares at Jun. 30, 2023		31,797,101
Net loss	(5,862)			(5,862)
Issuance of common stock, net of issuance costs	6,279	$ 1	6,278
Issuance of common stock, net of issuance costs (in shares)		8,780,886
Share based compensation	434		434
Balance at Sep. 30, 2023	$ (9,937)	$ 4	$ 124,370	$ (134,311)
Balance, Shares at Sep. 30, 2023		40,577,987